Other liabilities	12 Months Ended
Mar. 31, 2020
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Other liabilities
17. Other liabilities

	As at March 31,
	2019		2020
Non-current
Employee benefits obligations	₹	2,083	₹	3,767
Others		3,175		3,770

	₹	5,258	₹	7,537
Current
Statutory and other liabilities	₹	5,430	₹	4,919
Employee benefits obligations		10,065		12,356
Advance from customers		1,361		1,464
Others		1,190		515

	₹	18,046	₹	19,254

	₹	23,304	₹	26,791